Key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Key management personnel
Stock-based compensation	$ 3,594,682	$ 4,209,044
Salaries and bonuses	1,956,036	2,386,759
Consulting	320,067
Total	$ 5,870,785	$ 6,595,803